UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2015 – February 29, 2016
Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 29, 2016

Vanguard®Market Liquidity Fund
Vanguard®Municipal Cash Management Fund

		August 31, 2015- February 29, 2016

	Vanguard	Peer Group	7-Day SEC
	Fund	Average[1]	Yield[2]:
Vanguard CMT Funds			2/29/2016
Total Returns
Market Liquidity	0.15%	0.04%	0.47%
Municipal Cash Management	0.01	0.01	0.03

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market
Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.
2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.18%
Municipal Cash Management	0.01	0.09

1 The expense ratios shown are from the prospectuses dated December 23, 2015 and represent estimated costs for the current fiscal year. The annualized expense ratios for six months ended
February 29, 2016 were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash
Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a
Thomson Reuters Company, and captures information through year-end 2015.
2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money
Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

FUND PROFILES

As of 2/29/2016

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
7-Day SEC Yield	0.47%
Average Weighted Maturity	36 days
Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	29.6%
Commercial Paper	18.7
Repurchase Agreements	5.3
U.S. Government and Agency Obligations	42.8
Taxable Municipal Bonds	0.7
Corporate Bonds	1.1
Other Notes	1.8

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1The expense ratio shown is from the prospectus dated December 23, 2015, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended
February 29, 2016 was 0.01%.

2 A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC
Rule 2a-7.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes
7-Day SEC Yield	0.03%
Average Weighted Maturity	16 days
Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations[3]
New York	20.4%
Ohio	10.2
Illinois	6.7
Texas	6.1
Indiana	4.5
Pennsylvania	3.7
Florida	3.6
Mississippi	3.4
Georgia	3.4
Massachusetts	3.2
Top Ten	65.2%

1The expense ratio shown is from the prospectus dated December 23, 2015, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended
February 29, 2016 was 0.01%.
2A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC
Rule 2a-7.
3Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended December 31, 2015

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	0.17%	0.15%	1.44%
Municipal Cash Management	7/19/2004	0.03	0.10	1.02

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (43.6%)
2	Fannie Mae Discount Notes	0.330%	4/6/16	50,000	49,984
3	Federal Home Loan Bank Discount Notes	0.200%–0.310%	3/2/16	101,200	101,199
3	Federal Home Loan Bank Discount Notes	0.360%–0.365%	3/4/16	373,000	372,989
3	Federal Home Loan Bank Discount Notes	0.340%	3/10/16	123	123
3	Federal Home Loan Bank Discount Notes	0.270%	3/11/16	5,838	5,838
3	Federal Home Loan Bank Discount Notes	0.300%	3/14/16	52,235	52,229
3	Federal Home Loan Bank Discount Notes	0.461%	3/16/16	750,000	749,856
3	Federal Home Loan Bank Discount Notes	0.329%	3/23/16	49,384	49,374
3	Federal Home Loan Bank Discount Notes	0.340%	3/28/16	500,000	499,872
3	Federal Home Loan Bank Discount Notes	0.345%–0.348%	3/30/16	650,000	649,819
3	Federal Home Loan Bank Discount Notes	0.325%	4/6/16	1,485,000	1,484,517
3	Federal Home Loan Bank Discount Notes	0.310%	4/8/16	458,300	458,150
3	Federal Home Loan Bank Discount Notes	0.320%	4/13/16	500,000	499,809
3	Federal Home Loan Bank Discount Notes	0.340%–0.343%	4/20/16	328,727	328,571
3	Federal Home Loan Bank Discount Notes	0.340%–0.350%	4/22/16	294,974	294,825
3	Federal Home Loan Bank Discount Notes	0.370%	5/13/16	329,847	329,600
3	Federal Home Loan Bank Discount Notes	0.374%–0.380%	5/18/16	597,030	596,542
3	Federal Home Loan Bank Discount Notes	0.398%	5/25/16	250,000	249,765
[2,4]	Federal National Mortgage Assn.	0.451%	8/12/16	25,000	25,004
[2,4]	Federal National Mortgage Assn.	0.447%	8/15/16	10,009	10,011
2	Freddie Mac Discount Notes	0.430%	3/1/16	50,000	50,000
2	Freddie Mac Discount Notes	0.430%	3/2/16	50,000	49,999
2	Freddie Mac Discount Notes	0.430%	3/3/16	50,000	49,999
2	Freddie Mac Discount Notes	0.280%	3/11/16	500,000	499,961
2	Freddie Mac Discount Notes	0.310%	4/6/16	483,000	482,850
2	Freddie Mac Discount Notes	0.461%	4/12/16	500,000	499,732

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	United States Treasury Bill	0.270%	3/3/16	487,000	486,993
	United States Treasury Bill	0.281%–0.286%	3/10/16	1,000,000	999,929
	United States Treasury Bill	0.280%	3/17/16	1,000,000	999,876
	United States Treasury Bill	0.280%	5/5/16	412,596	412,387
	United States Treasury Bill	0.315%–0.341%	5/12/16	1,173,900	1,173,139
	United States Treasury Bill	0.300%–0.331%	5/19/16	1,404,000	1,403,067
	United States Treasury Bill	0.325%–0.416%	6/2/16	1,100,000	1,099,008
4	United States Treasury Floating Rate Note	0.389%	4/30/16	63,000	62,999
4	United States Treasury Floating Rate Note	0.373%	10/31/16	414,500	414,352
4	United States Treasury Floating Rate Note	0.404%	1/31/17	1,557,300	1,557,290
	United States Treasury Note/Bond	2.250%	3/31/16	62,250	62,346
	United States Treasury Note/Bond	0.375%	3/31/16	77,000	76,999
	United States Treasury Note/Bond	2.375%	3/31/16	240,000	240,425
	United States Treasury Note/Bond	5.125%	5/15/16	427,500	431,817
	United States Treasury Note/Bond	3.250%	5/31/16	229,000	230,616
Total U.S. Government and Agency Obligations (Cost $18,091,861)					18,091,861
Commercial Paper (19.0%)
Bank Holding Company (0.2%)
5	ABN Amro Funding USA LLC	0.631%	4/11/16	12,000	11,991
5	ABN Amro Funding USA LLC	0.641%	4/14/16	44,500	44,465
5	ABN Amro Funding USA LLC	0.641%	4/20/16	19,500	19,483
					75,939
Finance—Auto (0.9%)
	American Honda Finance Corp.	0.481%	3/22/16	43,000	42,988
4	Toyota Motor Credit Corp.	0.632%	4/15/16	121,000	121,000
	Toyota Motor Credit Corp.	0.521%	5/23/16	11,000	10,987
4	Toyota Motor Credit Corp.	0.699%	7/22/16	38,500	38,500
4	Toyota Motor Credit Corp.	0.699%	7/22/16	19,500	19,500
4	Toyota Motor Credit Corp.	0.678%	7/29/16	6,000	6,000
4	Toyota Motor Credit Corp.	0.704%	8/18/16	64,000	64,000
4	Toyota Motor Credit Corp.	0.704%	8/19/16	63,000	63,000
					365,975
Foreign Banks (12.0%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.538%	4/8/16	140,000	140,000
5	Australia & New Zealand Banking Group, Ltd.	0.441%	4/28/16	67,250	67,202
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.649%	7/27/16	112,750	112,750
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.635%	8/2/16	31,500	31,500
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.637%	8/3/16	46,000	46,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.638%	8/4/16	39,000	39,000
5	Australia & New Zealand Banking Group, Ltd.	0.910%	8/4/16	21,000	20,918
[4,5]	Bank of Nova Scotia	0.619%	4/27/16	75,000	75,000
[4,5]	Commonwealth Bank of Australia	0.552%	3/14/16	98,750	98,750
[4,5]	Commonwealth Bank of Australia	0.548%	3/30/16	75,000	75,000
[4,5]	Commonwealth Bank of Australia	0.548%	3/31/16	123,500	123,499
5	Commonwealth Bank of Australia	0.566%	4/6/16	100,000	99,943
[4,5]	Commonwealth Bank of Australia	0.548%	5/6/16	150,000	149,999
[4,5]	Commonwealth Bank of Australia	0.619%	5/31/16	100,000	99,999
[4,5]	Commonwealth Bank of Australia	0.612%	6/22/16	97,500	97,498
[4,5]	Commonwealth Bank of Australia	0.779%	8/17/16	247,000	247,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.786%	9/26/16	79,500	79,500
[4,5]	Commonwealth Bank of Australia	0.784%	10/24/16	60,000	60,000
	ING US Funding LLC	0.661%	5/2/16	59,000	58,933
	ING US Funding LLC	0.661%	5/4/16	243,000	242,715
	ING US Funding LLC	0.702%	5/11/16	50,000	49,931
	ING US Funding LLC	0.702%	5/12/16	50,000	49,930
[4,5]	National Australia Bank Ltd.	0.588%	3/4/16	250,000	250,000
[4,5]	National Australia Bank Ltd.	0.595%	4/4/16	200,000	200,000
[4,5]	National Australia Bank Ltd.	0.604%	5/23/16	200,000	200,000
5	National Australia Bank Ltd.	0.773%	7/26/16	250,000	249,214
5	Nordea Bank AB	0.771%	7/26/16	250,000	249,216
5	Sumitomo Mitsui Banking Corporation	0.651%	4/15/16	250,000	249,797
5	Svenska HandelsBanken AB	0.808%	7/18/16	300,000	299,068
	Swedbank AB	0.641%	5/2/16	46,000	45,949
	Swedbank AB	0.641%	5/3/16	46,000	45,948
	Swedbank AB	0.641%	5/4/16	46,000	45,948
	Swedbank AB	0.641%	5/5/16	105,770	105,648
	Swedbank AB	0.641%	5/6/16	50,000	49,941
[4,5]	Westpac Banking Corp.	0.587%	3/3/16	75,000	75,000
[4,5]	Westpac Banking Corp.	0.543%	3/24/16	80,000	80,000
[4,5]	Westpac Banking Corp.	0.548%	4/4/16	150,000	150,000
[4,5]	Westpac Banking Corp.	0.649%	6/28/16	75,000	75,000
[4,5]	Westpac Banking Corp.	0.640%	7/19/16	100,000	100,000
[4,5]	Westpac Banking Corp.	0.782%	10/20/16	150,000	150,000
[4,5]	Westpac Banking Corp.	0.779%	11/10/16	150,000	150,000
[4,5]	Westpac Banking Corp.	0.929%	1/27/17	150,000	150,000
					4,985,796
Foreign Governments (1.7%)
5	CDP Financial Inc.	0.631%	3/15/16	12,500	12,497
5	CDP Financial Inc.	0.601%	3/16/16	38,750	38,740
5	CDP Financial Inc.	0.461%	4/29/16	9,000	8,993
5	CDP Financial Inc.	0.451%	5/2/16	5,250	5,246
6	CPPIB Capital Inc.	0.551%	3/16/16	12,750	12,747
6	CPPIB Capital Inc.	0.561%	3/21/16	12,750	12,746
6	CPPIB Capital Inc.	0.551%	5/31/16	250,000	249,652
	Export Development Canada	0.501%	3/8/16	50,000	49,995
	Export Development Canada	0.541%	3/14/16	37,000	36,993
	Export Development Canada	0.541%	3/16/16	37,000	36,992
	Export Development Canada	0.551%	6/6/16	97,000	96,856
	Province of British Columbia	0.601%	3/14/16	6,000	5,999
	Province of British Columbia	0.601%	3/16/16	7,000	6,998
6	PSP Capital Inc.	0.591%–0.601%	4/11/16	36,250	36,226
6	PSP Capital Inc.	0.551%	5/18/16	74,750	74,661
6	PSP Capital Inc.	0.561%	6/1/16	17,000	16,976
					702,317
Foreign Industrial (1.3%)
5	BASF SE	0.501%–0.571%	3/29/16	99,250	99,208
5	Nestle Capital Corp.	0.551%	5/25/16	22,750	22,720
5	Nestle Capital Corp.	0.551%	6/2/16	22,000	21,969
5	Nestle Capital Corp.	0.551%	6/3/16	97,000	96,861
	Nestle Finance International Ltd.	0.551%	5/25/16	22,750	22,720
	Nestle Finance International Ltd.	0.551%	6/8/16	88,330	88,196

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Nestle Finance International Ltd.	0.551%	6/9/16	95,000	94,855
5 Total Capital Canada Ltd.	0.571%	3/21/16	51,500	51,484
5 Total Capital Canada Ltd.	0.803%	7/5/16	46,750	46,619
Toyota Credit Canada Inc.	0.562%	6/1/16	9,000	8,987
Toyota Credit Canada Inc.	0.834%	6/14/16	13,000	12,969
				566,588
Industrial (2.9%)
5 Emerson Electric Co.	0.541%	5/9/16	15,250	15,234
5 Emerson Electric Co.	0.541%	5/11/16	14,000	13,985
Exxon Mobil Corp.	0.330%–0.410%	3/1/16	650,000	650,000
5 The Coca-Cola Co.	0.421%	3/22/16	242,600	242,541
5 The Coca-Cola Co.	0.502%	5/18/16	12,000	11,987
5 The Coca-Cola Co.	0.491%	5/19/16	12,000	11,987
5 The Coca-Cola Co.	0.561%	6/21/16	68,000	67,881
5 The Coca-Cola Co.	0.753%	8/18/16	200,000	199,292
				1,212,907
Total Commercial Paper (Cost $7,909,522)				7,909,522
Certificates of Deposit (30.1%)
Domestic Banks (4.7%)
Citibank NA	0.590%	4/6/16	38,500	38,500
Citibank NA	0.580%	4/7/16	40,000	40,000
Citibank NA	0.580%	4/22/16	50,000	50,000
4 State Street Bank & Trust Co.	0.599%	3/9/16	348,000	348,000
4 State Street Bank & Trust Co.	0.664%	5/23/16	380,000	380,000
State Street Bank & Trust Co.	0.800%	7/11/16	100,000	100,000
4 Wells Fargo Bank NA	0.546%	4/1/16	150,000	150,000
4 Wells Fargo Bank NA	0.598%	4/7/16	100,000	100,000
4 Wells Fargo Bank NA	0.620%	5/13/16	160,000	160,000
4 Wells Fargo Bank NA	0.781%	8/16/16	250,000	250,000
4 Wells Fargo Bank NA	0.773%	10/21/16	50,000	50,000
4 Wells Fargo Bank NA	0.773%	10/24/16	50,000	50,000
4 Wells Fargo Bank NA	0.778%	10/28/16	60,000	60,000
4 Wells Fargo Bank NA	0.765%	11/2/16	145,000	145,000
4 Wells Fargo Bank NA	0.935%	2/1/17	40,000	40,000
				1,961,500
Yankee Certificates of Deposit (25.4%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.550%	3/22/16	63,500	63,500
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.600%	4/29/16	50,000	50,000
4 Bank of Montreal (Chicago Branch)	0.586%	3/1/16	129,000	129,000
4 Bank of Montreal (Chicago Branch)	0.586%	3/1/16	107,000	107,000
4 Bank of Montreal (Chicago Branch)	0.599%	3/9/16	66,000	66,000
4 Bank of Montreal (Chicago Branch)	0.599%	3/10/16	64,000	64,000
4 Bank of Montreal (Chicago Branch)	0.600%	3/18/16	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.619%	3/29/16	250,000	250,000
4 Bank of Montreal (Chicago Branch)	0.782%	7/12/16	100,000	99,998
4 Bank of Nova Scotia (Houston Branch)	0.610%	3/16/16	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.610%	3/18/16	130,000	130,000
Bank of Nova Scotia (Houston Branch)	0.610%	4/5/16	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.622%	4/21/16	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.870%	7/5/16	171,000	171,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.560%	3/21/16	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.610%	4/1/16	100,000	100,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/4/16	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/11/16	80,000	80,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/31/16	95,000	95,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.609%	3/29/16	300,000	300,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.580%	4/4/16	117,000	117,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.600%	4/18/16	200,000	200,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.602%	4/22/16	100,000	100,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.604%	5/10/16	200,000	200,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.810%	7/19/16	150,000	150,000
Credit Suisse (New York Branch)	0.620%	4/5/16	100,000	100,000
Credit Suisse (New York Branch)	0.620%	4/11/16	120,750	120,750
DNB Bank ASA (New York Branch)	0.360%	3/7/16	700,000	700,000
Lloyds Bank plc (New York Branch)	0.640%	3/18/16	195,000	195,000
Lloyds Bank plc (New York Branch)	0.630%	4/4/16	119,750	119,750
National Australia Bank Ltd. (New York Branch)	0.580%	3/16/16	200,000	200,000
National Australia Bank Ltd. (New York Branch)	0.650%	4/13/16	200,000	200,000
Nordea Bank Finland plc (New York Branch)	0.580%	3/18/16	250,000	250,000
Nordea Bank Finland plc (New York Branch)	0.580%	3/21/16	300,000	299,999
Nordea Bank Finland plc (New York Branch)	0.570%	3/29/16	450,000	449,998
4 Royal Bank of Canada (New York Branch)	0.595%	3/2/16	204,000	204,000
4 Royal Bank of Canada (New York Branch)	0.600%	3/18/16	75,000	75,000
4 Royal Bank of Canada (New York Branch)	0.597%	5/3/16	148,000	148,000
4 Royal Bank of Canada (New York Branch)	0.622%	6/22/16	300,000	300,000
Skandinaviska Enskilda Banken (New York
Branch)	0.370%	3/1/16	500,000	500,000
Skandinaviska Enskilda Banken (New York
Branch)	0.570%	4/4/16	144,000	144,000
Skandinaviska Enskilda Banken (New York
Branch)	0.650%	5/5/16	73,000	72,999
Svenska HandelsBanken (New York Branch)	0.570%	4/4/16	48,000	48,000
Svenska HandelsBanken (New York Branch)	0.635%	4/14/16	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.650%	5/5/16	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.800%	6/16/16	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.810%	7/25/16	200,000	200,000
Swedbank AB (New York Branch)	0.370%	3/1/16	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.586%	3/3/16	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.607%	4/4/16	253,000	253,000
4 Toronto Dominion Bank (New York Branch)	0.592%	4/21/16	125,000	125,000
4 Toronto Dominion Bank (New York Branch)	0.604%	5/23/16	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.614%	5/23/16	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.605%	6/2/16	100,000	100,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Toronto Dominion Bank (New York Branch)	0.784%	9/23/16	206,000	206,000
UBS AG (Stamford Branch)	0.610%	3/31/16	89,750	89,750
4 Westpac Banking Corp. (New York Branch)	0.543%	3/24/16	150,000	150,000
4 Westpac Banking Corp. (New York Branch)	0.649%	6/28/16	75,000	75,000
4 Westpac Banking Corp. (New York Branch)	0.754%	9/1/16	21,000	21,000
4 Westpac Banking Corp. (New York Branch)	0.784%	9/23/16	15,000	15,000
				10,534,744
Total Certificates of Deposit (Cost $12,496,244)				12,496,244
Other Notes (1.8%)
4 Bank of America NA	0.607%	3/3/16	64,250	64,250
Bank of America NA	0.460%	4/4/16	72,000	72,000
4 Bank of America NA	0.638%	4/4/16	144,000	144,010
Bank of America NA	0.500%	5/5/16	77,000	77,000
4 Bank of America NA	0.599%	5/9/16	76,750	76,750
4 Bank of America NA	0.623%	5/17/16	115,000	115,000
4 Bank of America NA	0.614%	5/23/16	70,000	70,000
4 Bank of America NA	0.755%	8/1/16	120,000	120,000
Total Other Notes (Cost $739,010)				739,010
Repurchase Agreements (5.3%)
Bank of Montreal
(Dated 2/29/16, Repurchase Value
$356,003,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-1.375%,
4/15/16-2/15/44, U.S. Treasury Bond/Note
0.625%-4.625%, 9/15/16-11/15/45; with a
value of $363,120,000)	0.290%	3/1/16	356,000	356,000
Bank of Nova Scotia
(Dated 2/29/16, Repurchase Value
$575,005,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-2.625%,
4/15/17-1/15/27, U.S. Treasury Bill 0.000%,
3/24/16-9/15/16, U.S. Treasury Bond/Note
0.493%-6.875%, 4/30/16-2/15/45; with a
value of $586,500,000)	0.300%	3/1/16	575,000	575,000
Federal Reserve Bank of New York
(Dated 2/29/16, Repurchase Value
$1,190,008,000,, collateralized by U.S.
Treasury Bond/Note 1.250%-2.125%,
1/31/19-2/15/22; with a value of
$1,190,008,000)	0.250%	3/1/16	1,190,000	1,190,000
TD Securities (USA) LLC
(Dated 2/23/16, Repurchase Value
$100,006,000,collateralized by U.S. Treasury
Bond/Note 2.000%-2.750%, 11/30/22-
2/15/24; with a value of $102,000,000)	0.300%	3/1/16	100,000	100,000
Total Repurchase Agreements (Cost $2,221,000)				2,221,000
Corporate Bonds (1.2%)
4 Toyota Motor Credit Corp.	0.522%	6/13/16	280,000	280,000
4 Toyota Motor Credit Corp.	0.817%	10/7/16	201,000	201,000
Total Corporate Bonds (Cost $481,000)				481,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.370%	3/1/16	7,410	7,410
[6,7]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.370%	3/1/16	9,915	9,915
[6,7]	BlackRock Municipal Income Trust II TOB VRDO	0.370%	3/1/16	28,000	28,000
[6,7]	BlackRock Municipal Income Trust TOB VRDO	0.370%	3/1/16	54,000	54,000
[6,7]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.370%	3/1/16	12,635	12,635
[6,7]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.370%	3/1/16	4,990	4,990
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.370%	3/1/16	10,955	10,955
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.370%	3/1/16	25,500	25,500
[6,7]	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.370%	3/1/16	30,950	30,950
[6,7]	BlackRock MuniVest Fund, Inc. TOB VRDO	0.370%	3/1/16	46,000	46,000
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.370%	3/1/16	32,000	32,000
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.370%	3/1/16	13,360	13,360
[6,7]	BlackRock Strategic Municipal Trust TOB VRDO	0.370%	3/1/16	4,855	4,855
6	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.410%	3/7/16	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.410%	3/7/16	2,800	2,800
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.380%	3/7/16	13,000	13,000
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.410%	3/7/16	1,500	1,500
Total Taxable Municipal Bonds (Cost $300,725)					300,725
Total Investments (101.7%) (Cost $42,239,362)					42,239,362
	Start of Breakout Items

					Amount
Other Assets and Liabilities (-1.8%)					($000)
Other Assets
Receivables for Accrued Income					20,753
Other Assets					69
Total Other Assets					20,822
Liabilities
Payables for Investment Securities Purchased					(749,384)
Payables to Vanguard					(102)
Total Liabilities					(749,486)
	End of Breakout Items
Net Assets (100%)
Applicable to 41,509,592,881 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					41,510,698

Net Asset Value Per Share					$1.00

Market Liquidity Fund

At February 29, 2016, net assets consisted of:

Amount
($000)
Paid-in Capital	41,509,593
Undistributed Net Investment Income	1
Accumulated Net Realized Gains	1,104
Net Assets	41,510,698

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 29, 2016, the aggregate value of these securities was $5,334,036,000, representing 12.8% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $690,733,000, representing 1.7% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB--Tender Option Bond.
VRDO--Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 29, 2016
($000)
Investment Income
Income
Interest	70,144
Total Income	70,144
Expenses
The Vanguard Group—Note B
Management and Administrative	1,160
Total Expenses	1,160
Net Investment Income	68,984
Realized Net Gain (Loss) on Investment Securities Sold	(65)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,919

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 29,	August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,984	61,969
Realized Net Gain (Loss)	(65)	155
Net Increase (Decrease) in Net Assets Resulting from Operations	68,919	62,124
Distributions
Net Investment Income	(68,983)	(61,969)
Realized Capital Gain	—	—
Total Distributions	(68,983)	(61,969)
Capital Share Transactions (at $1.00 per share)
Issued	229,524,779	433,317,959
Issued in Lieu of Cash Distributions	68,843	61,888
Redeemed	(235,122,652)	(423,542,625)
Net Increase (Decrease) from Capital Share Transactions	(5,529,030)	9,837,222
Total Increase (Decrease)	(5,529,094)	9,837,377
Net Assets
Beginning of Period	47,039,792	37,202,415
End of Period[1]	41,510,698	47,039,792
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.001	.001	.001	.001	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.002	.001	.001	.001	.001	.002
Distributions
Dividends from Net Investment
Income	(.002)	(.001)	(.001)	(.001)	(.001)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.001)	(.001)	(.001)	(.001)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.15%	0.13%	0.12%	0.15%	0.14%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,511	$47,040	$37,202	$28,103	$32,648	$27,384
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.30%	0.13%	0.12%	0.15%	0.14%	0.19%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, and the compliance dates for these amendments range from July 2015 to October 2016. The fund is evaluating the impact of these amendments on its operations and financial statement disclosures.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2012-2015), and for the period ended February 29, 2016, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of

Market Liquidity Fund

Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 29, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 29, 2016, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Financial Statements

Statement of Net Assets (unaudited)
As of February 29, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Alaska (0.4%)
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.010%	3/1/16	11,065	11,065

Arizona (0.2%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.010%	3/7/16 LOC	1,000	1,000
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.030%	3/7/16	5,485	5,485
				6,485
California (1.7%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.010%	3/7/16 LOC	1,500	1,500
California Department of Water Resources Water System Revenue CP	0.050%	4/6/16	10,000	10,000
California GO VRDO	0.010%	3/7/16 LOC	4,000	4,000
Los Angeles CA Department of Water & Power Revenue VRDO	0.010%	3/7/16	10,400	10,400
Los Angeles County CA TRAN	5.000%	6/30/16	25,000	25,388
				51,288
Colorado (2.4%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.010%	3/1/16 LOC	4,030	4,030
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.020%	3/7/16	10,940	10,940
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.010%	3/7/16	8,200	8,200
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.020%	3/7/16	17,430	17,430
Colorado Springs CO Utility System Revenue VRDO	0.010%	3/7/16	23,645	23,645
Holland Creek CO Metropolitan District Revenue VRDO	0.020%	3/7/16 LOC	7,425	7,425
				71,670
Connecticut (1.0%)
1 Connecticut GO TOB VRDO	0.010%	3/1/16	3,200	3,200
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.040%	3/7/16	10,330	10,330
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	17,500	17,694
				31,224
District of Columbia (2.1%)
1 District of Columbia GO TOB VRDO	0.010%	3/7/16 LOC	21,280	21,280
1 District of Columbia Income Tax Revenue TOB VRDO	0.020%	3/7/16	6,200	6,200
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.010%	3/7/16 LOC	13,925	13,925
District of Columbia Revenue (Washington Center for Internships) VRDO	0.020%	3/7/16 LOC	4,400	4,400
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.020%	3/7/16	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.020%	3/7/16	4,010	4,010
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.020%	3/7/16 LOC	6,790	6,790
				62,540
Florida (3.6%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.020%	3/7/16	9,600	9,600
Halifax Hospital Medical Center Florida Hospital Revenue VRDO	0.010%	3/7/16 LOC	1,100	1,100
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.010%	3/1/16	11,700	11,700
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.010%	3/7/16	36,715	36,715
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.010%	3/7/16	9,800	9,800
1 Jacksonville FL Special Revenue TOB VRDO	0.020%	3/7/16	3,900	3,900
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.010%	3/7/16 LOC	25,000	25,000
1 South Florida Water Management District COP TOB VRDO	0.020%	3/1/16	4,400	4,400
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.010%	3/7/16 LOC	5,220	5,220
				107,435
Georgia (3.4%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.020%	3/7/16	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.010%	3/7/16 LOC	7,100	7,100
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.010%	3/7/16 LOC	22,100	22,100

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	3/7/16	21,215	21,215
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	3/7/16	25,000	25,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	3/7/16	18,400	18,400
				101,830
Idaho (0.5%)
Idaho TAN	2.000%	6/30/16	15,000	15,085

Illinois (6.7%)
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.010%	3/7/16	24,289	24,289
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.020%	3/7/16	19,000	19,000
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.030%	3/7/16	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.010%	3/7/16 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.010%	3/7/16 LOC	12,600	12,600
Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.020%	3/7/16 LOC	10,000	10,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	3/1/16	18,300	18,300
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	3/1/16	16,200	16,200
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.010%	3/7/16	23,552	23,552
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.010%	3/7/16 LOC	16,600	16,600
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	3/1/16	21,750	21,750
Illinois Toll Highway Authority Revenue VRDO	0.020%	3/7/16	3,000	3,000
				200,291
Indiana (4.5%)
1 Crown Point IN Multi-School Building Corp. Mortgage Revenue TOB VRDO	0.010%	3/7/16 LOC	12,285	12,285
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.010%	3/7/16 LOC	9,145	9,145
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.010%	3/7/16 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.010%	3/7/16	9,725	9,725
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.350%	8/2/16	85,000	85,000
				134,055
Kansas (0.4%)
Kansas Department of Transportation Highway Revenue VRDO	0.020%	3/7/16	12,200	12,200

Louisiana (0.7%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.010%	3/1/16	17,000	17,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.010%	3/7/16 LOC	5,405	5,405
				22,405
Maryland (1.2%)
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.020%	3/1/16	20,000	20,000
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.010%	3/7/16 LOC	7,005	7,005
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.010%	3/7/16 LOC	3,860	3,860
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.020%	3/7/16 LOC	4,900	4,900
				35,765
Massachusetts (3.2%)
Massachusetts GO	2.000%	6/22/16	20,000	20,112
1 Massachusetts GO TOB VRDO	0.010%	3/1/16 LOC	13,000	13,000
1 Massachusetts GO TOB VRDO	0.010%	3/1/16 LOC	13,000	13,000
Massachusetts Water Resources Authority Revenue VRDO	0.020%	3/7/16	50,600	50,600
				96,712
Michigan (3.0%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.010%	3/1/16 LOC	14,500	14,500
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.020%	3/7/16 LOC	16,500	16,500
Michigan State University Board of Trustees General Revenue VRDO	0.010%	3/7/16	12,205	12,205
University of Michigan Revenue VRDO	0.010%	3/1/16	35,540	35,540
University of Michigan Revenue VRDO	0.010%	3/7/16	5,450	5,450
1 Wayne State University Michigan Revenue TOB VRDO	0.010%	3/1/16	6,660	6,660
				90,855
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.020%	3/7/16 LOC	2,900	2,900

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.040%	3/7/16	5,965	5,965
				8,865
Mississippi (3.4%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.010%	3/1/16	7,800	7,800
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.010%	3/1/16	19,945	19,945
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/1/16	1,400	1,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/1/16	1,300	1,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/1/16	1,700	1,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/1/16	1,900	1,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/1/16	17,200	17,200
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/7/16	12,600	12,600
Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	0.020%	3/7/16 LOC	39,000	39,000
				102,845
Missouri (3.1%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.010%	3/7/16	38,940	38,940
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.010%	3/1/16	29,575	29,575
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.010%	3/7/16	8,270	8,270
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.010%	3/1/16	9,800	9,800
Nodaway County MO Industrial Development Authority Educational Facilities Revenue (Northwest
Foundation Inc.) VRDO	0.010%	3/7/16 LOC	5,335	5,335
				91,920
Multiple State (0.9%)
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.090%	3/7/16 LOC	26,000	26,000

Nebraska (1.5%)
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.010%	3/1/16 LOC	6,050	6,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.010%	3/7/16	39,765	39,765
				45,815
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	0.010%	3/1/16	10,500	10,500

New Jersey (0.8%)
[1,2] New Jersey GO TOB PUT	0.100%	4/1/16 LOC	25,000	25,000

New Mexico (1.8%)
New Mexico Finance Authority Transportation Revenue VRDO	0.010%	3/7/16 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.010%	3/7/16	12,700	12,700
				55,700
New York (20.4%)
Nassau County NY Health Care Corp. Revenue VRDO	0.010%	3/7/16 LOC	17,680	17,680
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.010%	3/7/16	23,625	23,625
New York City NY GO VRDO	0.010%	3/1/16 LOC	5,400	5,400
New York City NY GO VRDO	0.010%	3/1/16 LOC	19,895	19,895
New York City NY GO VRDO	0.010%	3/1/16	2,800	2,800
New York City NY GO VRDO	0.010%	3/1/16 LOC	8,200	8,200
New York City NY GO VRDO	0.010%	3/1/16 LOC	19,775	19,775
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.010%	3/7/16 LOC	20,700	20,700
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.010%	3/7/16 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.010%	3/7/16 LOC	14,530	14,530

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.010%	3/7/16 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	3/7/16	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.010%	3/7/16 LOC	25,000	25,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	6,220	6,220
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	625	625
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	21,565	21,565
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	24,750	24,750
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	5,500	5,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/1/16	10,150	10,150
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.020%	3/7/16	6,500	6,500
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.020%	3/7/16	5,535	5,535
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.020%	3/7/16	2,200	2,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	3/1/16	18,400	18,400
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	3/1/16	10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	3/7/16	6,700	6,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.010%	3/1/16	4,230	4,230
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.010%	3/7/16	18,365	18,365
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.010%	3/7/16 LOC	5,550	5,550
New York Metropolitan Transportation Authority BAN	0.750%	8/1/16	10,000	10,009
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	3/1/16 LOC	21,995	21,995
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	3/7/16 LOC	20,300	20,300
New York Metropolitan Transportation Authority Revenue VRDO	0.010%	3/1/16 LOC	5,000	5,000
New York Metropolitan Transportation Authority Revenue VRDO	0.010%	3/7/16 LOC	2,200	2,200
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.020%	3/7/16	8,335	8,335
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.010%	3/7/16 LOC	15,100	15,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.010%	3/7/16 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.010%	3/7/16 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.010%	3/7/16 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.010%	3/7/16 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.010%	3/7/16	10,000	10,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.010%	3/7/16	18,215	18,215
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.010%	3/7/16 LOC	8,555	8,555
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.070%	3/7/16 LOC	19,500	19,500
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.070%	3/7/16 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.070%	3/7/16 LOC	34,200	34,200
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.020%	3/7/16	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	3/7/16 LOC	6,075	6,075
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	3/7/16 LOC	9,025	9,025
				612,654
North Carolina (2.7%)
Buncombe County NC Metropolitan Sewerage District Sewerage System Revenue VRDO	0.020%	3/7/16	1,755	1,755
Charlotte NC COP VRDO	0.010%	3/7/16	13,820	13,820
Forsyth County NC GO VRDO	0.020%	3/7/16	1,925	1,925
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.010%	3/1/16	18,900	18,900
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.040%	3/7/16 LOC	2,975	2,975
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.030%	3/7/16 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.010%	3/7/16 LOC	5,620	5,620
Raleigh NC Downtown Improvement Project COP VRDO	0.020%	3/7/16	17,900	17,900
				80,135
Ohio (10.2%)
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.010%	3/7/16 LOC	1,000	1,000
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.010%	3/7/16	8,000	8,000
Columbus OH GO VRDO	0.010%	3/7/16	18,820	18,820
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	7,895	7,895
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	6,480	6,480
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.010%	3/7/16 LOC	9,215	9,215
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.010%	3/7/16	21,750	21,750

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.010%	3/7/16	14,300	14,300
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.010%	3/7/16 LOC	2,065	2,065
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.010%	3/7/16	5,000	5,000
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.010%	3/7/16	2,315	2,315
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	3/1/16	2,300	2,300
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	3/1/16	8,300	8,300
Ohio Air Quality Development Authority Revenue (TimkenSteel Project) VRDO	0.010%	3/7/16 LOC	9,500	9,500
Ohio Common Schools GO VRDO	0.010%	3/7/16	8,935	8,935
Ohio Common Schools GO VRDO	0.010%	3/7/16	4,255	4,255
Ohio Common Schools GO VRDO	0.010%	3/7/16	15,065	15,065
Ohio GO VRDO	0.010%	3/7/16	19,140	19,140
Ohio GO VRDO	0.010%	3/7/16	3,905	3,905
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	3/1/16	46,150	46,150
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	3/1/16	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.020%	3/7/16	15,100	15,100
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.020%	3/7/16	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.010%	3/7/16	19,315	19,315
Ohio State University General Receipts Revenue VRDO	0.010%	3/7/16	7,500	7,500
Ohio State University General Receipts Revenue VRDO	0.010%	3/7/16	16,800	16,800
Ohio State University General Receipts Revenue VRDO	0.010%	3/7/16	13,000	13,000
Ohio State University General Receipts Revenue VRDO	0.010%	3/7/16	8,540	8,540
Ohio State University General Receipts Revenue VRDO	0.010%	3/7/16	3,365	3,365
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.010%	3/7/16 LOC	3,200	3,200
				307,810
Oregon (1.6%)
Oregon GO (Veterans Welfare) VRDO	0.010%	3/1/16	16,150	16,150
Oregon GO (Veterans Welfare) VRDO	0.010%	3/7/16	3,585	3,585
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.010%	3/7/16	9,145	9,145
Oregon TAN	2.000%	9/15/16	20,000	20,190
				49,070
Pennsylvania (3.7%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.010%	3/1/16	11,400	11,400
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.020%	3/7/16 LOC	6,000	6,000
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB
VRDO	0.020%	3/7/16 LOC	12,800	12,800
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.040%	3/7/16	9,900	9,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.010%	3/7/16 LOC	3,190	3,190
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	24,500	24,500
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	1,600	1,600
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	16,165	16,165
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.010%	3/1/16 LOC	5,120	5,120
1 Pennsylvania State University Revenue TOB VRDO	0.020%	3/7/16 LOC	9,300	9,300
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.010%	3/1/16	2,000	2,000
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.010%	3/7/16 LOC	10,000	10,000
				111,975
Rhode Island (0.5%)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.010%	3/7/16	8,910	8,910
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.010%	3/7/16	6,045	6,045
				14,955
South Carolina (0.4%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.030%	3/7/16	7,250	7,250
Greenville County SC Hospital System Revenue VRDO	0.010%	3/7/16 LOC	5,200	5,200
				12,450

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.010%	3/7/16	5,910	5,910

Texas (6.1%)
Austin TX Combined Utility System Revenue CP	0.050%	3/7/16 LOC	5,250	5,250
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.010%	3/1/16	4,995	4,995
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.020%	3/7/16	10,905	10,905
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	3/1/16	32,075	32,075
1 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children's Hospital)
TOB VRDO	0.010%	3/1/16	3,065	3,065
1 Harris County TX GO TOB VRDO	0.020%	3/7/16 (13)	28,000	28,000
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	3/1/16	19,115	19,115
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	3/1/16	23,360	23,360
Houston TX Utility System Revenue VRDO	0.010%	3/7/16 LOC	4,425	4,425
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.020%	3/7/16	5,000	5,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.010%	3/7/16 LOC	5,750	5,750
Tarrant County TX Health Facilities Development Corp. Hospital Revenue (Cook Children's Medical
Center Project) VRDO	0.010%	3/7/16	2,900	2,900
1 Texas GO TOB VRDO	0.010%	3/7/16	5,230	5,230
University of Texas System Revenue Financing System Revenue CP	0.030%	3/22/16	10,000	10,000
University of Texas System Revenue Financing System Revenue CP	0.050%	4/21/16	3,300	3,300
University of Texas System Revenue Financing System Revenue CP	0.050%	4/26/16	14,000	14,000
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.010%	3/7/16 LOC	5,000	5,000
				182,370
Utah (2.2%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.020%	3/7/16 LOC	25,000	25,000
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	3/1/16	4,440	4,440
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	3/1/16	4,000	4,000
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	3/1/16	18,340	18,340
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	3/7/16	1,300	1,300
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project) VRDO	0.010%	3/7/16 LOC	11,970	11,970
				65,050
Vermont (1.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.010%	3/7/16 LOC	18,645	18,645
Vermont Educational & Health Buildings Financing Agency Revenue (Norwich University Project)
VRDO	0.010%	3/7/16 LOC	7,000	7,000
Vermont Housing Finance Agency Revenue VRDO	0.020%	3/7/16	4,875	4,875
				30,520
Virginia (1.0%)
Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.010%	3/7/16 LOC	30,630	30,630

Washington (0.7%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.010%	3/7/16	6,845	6,845
1 Seattle WA Water System Revenue TOB VRDO	0.030%	3/7/16	5,060	5,060
1 Washington GO TOB VRDO	0.020%	3/7/16	10,000	10,000
				21,905
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.030%	3/7/16 LOC	16,000	16,000

Wisconsin (1.9%)
Wisconsin GO (Extendible) CP	0.130%	10/21/16	5,325	5,325
Wisconsin GO (Extendible) CP	0.110%	10/30/16	30,589	30,589

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.010%	3/1/16 LOC	19,980	19,980
				55,894
Total Tax-Exempt Municipal Bonds (Cost $3,014,878)				3,014,878
Total Investments (100.1%) (Cost $3,014,878)				3,014,878
				Amount
				($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Receivables for Investment Securities Sold				3,340
Receivables for Accrued Income				1,543
Other Assets				80
Total Other Assets				4,963
Liabilities
Payables for Investment Securities Purchased				(9,700)
Payables to Vanguard				(15)
Total Liabilities				(9,715)
Net Assets (100%)
Applicable to 3,010,026,017 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,010,126
Net Asset Value Per Share				$1.00

Amount
At February 29, 2016, net assets consisted of:	($000)

Paid-in Capital	3,010,140
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(14)
Net Assets	3,010,126

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $461,155,000, representing 15.3% of net assets.
2 Adjustable-rate security.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 29, 2016
($000)
Investment Income
Income
Interest	490
Total Income	490
Expenses
The Vanguard Group—Note B
Management and Administrative	151
Total Expenses	151
Net Investment Income	339
Realized Net Gain (Loss) on Investment Securities Sold	3
Net Increase (Decrease) in Net Assets Resulting from Operations	342

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	339	1,529
Realized Net Gain (Loss)	3	1
Net Increase (Decrease) in Net Assets Resulting from Operations	342	1,530
Distributions
Net Investment Income	(338)	(1,530)
Realized Capital Gain	—	—
Total Distributions	(338)	(1,530)
Capital Share Transactions (at $1.00 per share)
Issued	1,496,485	4,685,705
Issued in Lieu of Cash Distributions	338	1,529
Redeemed	(1,683,379)	(5,737,685)
Net Increase (Decrease) from Capital Share Transactions	(186,556)	(1,050,451)
Total Increase (Decrease)	(186,552)	(1,050,451)
Net Assets
Beginning of Period	3,196,678	4,247,129
End of Period[1]	3,010,126	3,196,678
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.001	.001	.001	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.001	.001	.001	.002
Distributions
Dividends from Net Investment
Income	(.0001)	(.0004)	(.001)	(.001)	(.001)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.001)	(.001)	(.001)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.04%	0.06%	0.13%	0.13%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,010	$3,197	$4,247	$3,989	$3,581	$3,589
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	0.06%	0.13%	0.13%	0.20%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, and the compliance dates for these amendments range from July 2015 to October 2016. The Fund is evaluating the impact of these amendments on its operations and financial statement disclosures.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2012-2015), and for the period ended February 29, 2016, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 29, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the

Municipal Cash Management Fund

average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. At February 29, 2016, the Vanguard Intermediate-Term Tax Exempt Fund and the Vanguard Tax Exempt Money Market Fund were each a record or beneficial owner of 25% or more of the fund’s net assets, with a combined ownership of 60%. If one of these shareholders were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

E. Management has determined that no material events or transactions occurred subsequent to February 29, 2016, that would require recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2015	February 29, 2016	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,001.52	$0.02
Municipal Cash Management	$1,000.00	$1,000.11	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.81	$0.03
Municipal Cash Management	$1,000.00	$1,024.81	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 196 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director of
SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International PLC (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive PLC
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of the
Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2016 The Vanguard Group, Inc.
CMT2 042016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.